10-Q Acquisitions - Schedule of deferred consideration liability (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 14, 2025	Oct. 04, 2024	Jan. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance			$ 2,966	$ 2,966	$ 35,068	$ 35,068	$ 43,652
Deferred consideration recognized on acquisition						920	1,218
Accretion of interest on deferred consideration				146		2,436
Effect of exchange rate differences				(16)		63	82
Change in fair value on deferred consideration paid						(46)	(796)
Issuance of SVS as settlements of deferred consideration						(77)
Post-closing purchase price adjustment				(182)			(3,740)
Cash payments of deferred consideration				(618)		(35,398)	(11,250)
Total deferred consideration liability, ending balance				2,296		2,966	35,068	$ 43,652
Deferred consideration, total				2,296		2,966	35,068	43,652
Less: Deferred consideration liability - current				(2,171)		(2,966)	(33,068)
Deferred consideration liability - net of current				125		0	2,000
Payments of deferred consideration				618	3,000	35,398	11,250	27,358	[1]
Tryke
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance			0	0	32,564	32,564	41,652
Deferred consideration recognized on acquisition						0	0
Accretion of interest on deferred consideration				0		2,436
Effect of exchange rate differences				0		0	0
Change in fair value on deferred consideration paid						0	0
Issuance of SVS as settlements of deferred consideration						0
Post-closing purchase price adjustment		$ 3,700		0			(3,740)
Cash payments of deferred consideration				0		(35,000)	(11,250)
Total deferred consideration liability, ending balance				0		0	32,564	41,652
Deferred consideration, total				0		0	32,564	41,652
Less: Deferred consideration liability - current				0		0
Deferred consideration liability - net of current				0		0
NRPC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance			2,000	2,000	2,000	2,000	2,000
Deferred consideration recognized on acquisition						0	0
Accretion of interest on deferred consideration				0		0
Effect of exchange rate differences				0		0	0
Change in fair value on deferred consideration paid						0	0
Issuance of SVS as settlements of deferred consideration						0
Post-closing purchase price adjustment				(182)			0
Cash payments of deferred consideration				(618)		0	0
Total deferred consideration liability, ending balance			1,200	1,200		2,000	2,000	2,000
Deferred consideration, total			1,200	1,200		2,000	2,000	2,000
Less: Deferred consideration liability - current				(1,075)		(2,000)
Deferred consideration liability - net of current				125		0
Deferred consideration, amount retained for tax			2,000
Curaleaf Poland S.A.
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance			0	0	504	504	0
Deferred consideration recognized on acquisition						0	1,218
Accretion of interest on deferred consideration				0		0
Effect of exchange rate differences				0		17	82
Change in fair value on deferred consideration paid						(46)	(796)
Issuance of SVS as settlements of deferred consideration						(77)
Post-closing purchase price adjustment				0			0
Cash payments of deferred consideration				0		(398)	0
Total deferred consideration liability, ending balance				0		0	504	0
Deferred consideration, total				0		0	504	0
Less: Deferred consideration liability - current				0		0
Deferred consideration liability - net of current				0		0
Payments of deferred consideration	$ 400
Acquisition related deferred equity consideration (in shares)	32,017
Other
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total deferred consideration liability, beginning balance			$ 966	966	$ 0	0	0
Deferred consideration recognized on acquisition						920	0
Accretion of interest on deferred consideration				146		0
Effect of exchange rate differences				(16)		46	0
Change in fair value on deferred consideration paid						0	0
Issuance of SVS as settlements of deferred consideration						0
Post-closing purchase price adjustment				0			0
Cash payments of deferred consideration				0		0	0
Total deferred consideration liability, ending balance				1,096		966	0	0
Deferred consideration, total				1,096		966	$ 0	$ 0
Less: Deferred consideration liability - current				(1,096)		(966)
Deferred consideration liability - net of current				$ 0		$ 0

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.